Subsequent Events (Details Narrative)	1 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 26, 2017 USD ($) Integer shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) shares
Partners' cash contributions					$ 3,094,750
Partners' capital contributions					$ 3,325,481
Partners' capital contributions, units | shares					332,548.10
SQN AIF V GP, LLC [Member]
Partners' cash contributions			$ 3,094,750
Partners' capital contributions			$ 3,326,581
Partners' capital contributions, units | shares			332,548.10
Member's capital contributions				$ 1,001,100
Subsequent Event [Member] | SQN AIF V GP, LLC [Member]
Member's capital contributions	$ 1,000,000
Subsequent Event [Member] | Outside Brokers [Member] | SQN AIF V GP, LLC [Member]
Accrued underwriting fee		$ 42,775
Subsequent Event [Member] | Securities [Member] | SQN AIF V GP, LLC [Member]
Accrued underwriting fee		$ 18,792
Subsequent Event [Member] | Limited Partners [Member]
Number of additional partners | Integer		27
Partners' cash contributions		$ 1,009,600
Partners' capital contributions		$ 1,019,295
Partners' capital contributions, units | shares		101,929.51
Subsequent Event [Member] | Limited Partners [Member] | SQN AIF V GP, LLC [Member]
Number of additional partners | Integer		27
Partners' cash contributions		$ 1,009,600
Partners' capital contributions		$ 1,019,295
Partners' capital contributions, units | shares		101,929.51
Subsequent Event [Member] | Limited Partners [Member] | Outside Brokers [Member]
Accrued underwriting fee		$ 42,775
Subsequent Event [Member] | Limited Partners [Member] | Securities [Member]
Accrued underwriting fee		$ 18,792